Relationships with Related Parties - Summary of Transactions with Non-executive Directors (Detail) € in Thousands										12 Months Ended
	Oct. 11, 2021 shares	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Dec. 31, 2021 EUR (€) Warrant shares	Dec. 31, 2020 EUR (€) Warrant shares	Dec. 31, 2019 EUR (€) shares
Disclosure of transactions between related parties [line items]
Number of warrants granted	281,500	555,300	602,025	426,050	334,400	45,000	353,550	94,400	253,150	760,800	404,525
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation										€ 337	€ 396	€ 430
Management fees										373	366	429
Total benefits										€ 710	€ 762	€ 859
Number of warrants granted										150,000	80,000	100,000
Number of warrants lapsed										0	30,000	5,000
Cumulative outstanding warrants | shares										340,000	220,000	190,000
Management fees payables										€ 93	€ 94	€ 210